Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Fidelity Disruptive Technology ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Technology ETF
Class Name	Fidelity® Disruptive Technology ETF
Trading Symbol	FDTX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Disruptive Technology ETF for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Technology ETF	$ 27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 164,085,685
Holdings Count | shares	46
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$164,085,685
Number of Holdings	46
Portfolio Turnover	28%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 69.6 Communication Services 18.3 Consumer Discretionary 6.2 Financials 2.9 Health Care 2.0 Industrials 0.9 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 69.9 Netherlands 5.3 Taiwan 4.9 Canada 4.5 Japan 4.3 Germany 2.6 China 2.1 Singapore 1.9 Korea (South) 1.5 Others 3.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.3 Salesforce Inc 5.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.9 Microsoft Corp 4.8 Netflix Inc 4.5 Shopify Inc Class A (United States) 4.5 Meta Platforms Inc Class A 4.3 Marvell Technology Inc 4.3 Amazon.com Inc 4.1 Alphabet Inc Class C 3.6 46.6
Fidelity Disruptive Communications ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Communications ETF
Class Name	Fidelity® Disruptive Communications ETF
Trading Symbol	FDCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Disruptive Communications ETF for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Communications ETF	$ 27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 58,632,462
Holdings Count | shares	44
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$58,632,462
Number of Holdings	44
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Communication Services 44.9 Information Technology 35.3 Consumer Discretionary 9.2 Real Estate 5.0 Industrials 3.5 Energy 1.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) United States 75.0 China 6.4 Singapore 5.3 Taiwan 4.3 Spain 2.5 Korea (South) 2.2 Canada 2.0 India 1.2 Japan 0.6 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 5.4 NVIDIA Corp 5.3 Sea Ltd Class A ADR 5.3 Alphabet Inc Class A 5.2 American Tower Corp 5.0 Arista Networks Inc 5.0 T-Mobile US Inc 4.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.3 Liberty Broadband Corp Class A 3.8 Snap Inc Class A 3.2 47.1
Fidelity Disruptive Automation ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Automation ETF
Class Name	Fidelity® Disruptive Automation ETF
Trading Symbol	FBOT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Disruptive Automation ETF for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Automation ETF	$ 26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 100,341,323
Holdings Count | shares	47
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$100,341,323
Number of Holdings	47
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 46.1 Information Technology 43.4 Consumer Discretionary 5.4 Health Care 2.6 Communication Services 2.1 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 47.8 Japan 17.9 Taiwan 8.6 China 8.4 Germany 3.5 United Kingdom 3.4 Ireland 2.8 Sweden 2.8 France 1.9 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 6.4 PTC Inc 5.7 NVIDIA Corp 5.6 Teradyne Inc 3.6 Recruit Holdings Co Ltd 3.5 Shenzhen Inovance Technology Co Ltd A Shares (China) 3.3 Deere & Co 3.0 Tesla Inc 3.0 Accenture PLC Class A 2.8 Rockwell Automation Inc 2.8 39.7
Fidelity Disruptors ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptors ETF
Class Name	Fidelity® Disruptors ETF
Trading Symbol	FDIF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Disruptors ETF for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptors ETF	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 95,252,449
Holdings Count | shares	7
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$95,252,449
Number of Holdings	7
Portfolio Turnover	4%

Holdings [Text Block]	Domestic Equity Funds 82.1 International Equity Funds 17.6 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Disruptive Finance ETF 23.0 Fidelity Disruptive Communications ETF 20.7 Fidelity Disruptive Technology ETF 20.7 Fidelity Disruptive Medicine ETF 17.7 Fidelity Disruptive Automation ETF 17.6 99.7
Fidelity Disruptive Finance ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Finance ETF
Class Name	Fidelity® Disruptive Finance ETF
Trading Symbol	FDFF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Disruptive Finance ETF for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Finance ETF	$ 29	0.50%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.50%
Net Assets	$ 48,004,378
Holdings Count | shares	47
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$48,004,378
Number of Holdings	47
Portfolio Turnover	24%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 90.9 Industrials 4.3 Information Technology 3.1 Real Estate 0.9 Consumer Discretionary 0.8 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) United States 78.0 United Kingdom 7.3 Netherlands 3.3 Singapore 3.1 Italy 2.6 Uruguay 2.0 Norway 2.0 Brazil 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apollo Global Management Inc 5.8 Blackrock Inc 5.4 Visa Inc Class A 5.2 Capital One Financial Corp 5.0 Mastercard Inc Class A 5.0 Flywire Corp 4.4 AvidXchange Holdings Inc 4.3 Baldwin Insurance Group Inc/The Class A 3.7 Block Inc Class A 3.7 Adyen NV 3.3 45.8
Fidelity Disruptive Medicine ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Disruptive Medicine ETF
Class Name	Fidelity® Disruptive Medicine ETF
Trading Symbol	FMED
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Disruptive Medicine ETF for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Disruptive Medicine ETF	$ 27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 55,700,912
Holdings Count | shares	61
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$55,700,912
Number of Holdings	61
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 99.6 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 87.3 Netherlands 3.3 Belgium 2.6 France 1.7 China 1.5 Canada 1.2 Switzerland 1.1 Denmark 0.9 Germany 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Boston Scientific Corp 6.4 UnitedHealth Group Inc 4.7 Intuitive Surgical Inc 4.5 Insulet Corp 4.4 Danaher Corp 3.8 Argenx SE ADR 3.3 Exact Sciences Corp 3.3 Regeneron Pharmaceuticals Inc 3.0 Legend Biotech Corp ADR 2.9 Alnylam Pharmaceuticals Inc 2.8 39.1